Distribution Date:	11/18/21	JPMCC Commercial Mortgage Securities Trust 2017-JP7
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	J.P. Morgan Chase Commercial Mortgage Securities
Series 2017-JP7

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Kunal Singh	(212) 834-5467

Certificate Interest Reconciliation Detail	4		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW,8th Floor | Washington, DC 20006

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27
			, | ,

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	465968AA3	1.968800%	25,027,000.00	4,765,193.74	554,090.58	7,818.09	0.00	0.00	561,908.67	4,211,103.16	30.79%	30.00%
A-2	465968AB1	3.037500%	43,242,000.00	43,242,000.00	0.00	109,456.31	0.00	0.00	109,456.31	43,242,000.00	30.79%	30.00%
A-3	465968AC9	3.378500%	129,650,000.00	129,650,000.00	0.00	365,018.77	0.00	0.00	365,018.77	129,650,000.00	30.79%	30.00%
A-4	465968AD7	3.194600%	126,558,000.00	126,558,000.00	0.00	336,918.49	0.00	0.00	336,918.49	126,558,000.00	30.79%	30.00%
A-5	465968AE5	3.454000%	211,000,000.00	211,000,000.00	0.00	607,328.33	0.00	0.00	607,328.33	211,000,000.00	30.79%	30.00%
A-SB	465968AF2	3.241200%	32,225,000.00	32,225,000.00	0.00	87,039.73	0.00	0.00	87,039.73	32,225,000.00	30.79%	30.00%
A-S	465968AJ4	3.697200%	66,908,000.00	66,908,000.00	0.00	206,143.55	0.00	0.00	206,143.55	66,908,000.00	22.32%	21.75%
B	465968AK1	4.050000%	36,495,000.00	36,495,000.00	0.00	123,170.63	0.00	0.00	123,170.63	36,495,000.00	17.70%	17.25%
C	465968AL9	3.792935%	39,536,000.00	39,536,000.00	0.00	124,964.56	0.00	0.00	124,964.56	39,536,000.00	12.70%	12.38%
D	465968AM7	4.542935%	17,234,000.00	17,234,000.00	0.00	65,244.12	0.00	0.00	65,244.12	17,234,000.00	10.52%	10.25%
E-RR	465968AP0	4.542935%	25,344,000.00	25,344,000.00	0.00	95,946.79	0.00	0.00	95,946.79	25,344,000.00	7.31%	7.12%
F-RR	465968AR6	4.542935%	16,220,000.00	16,220,000.00	0.00	61,405.34	0.00	0.00	61,405.34	16,220,000.00	5.26%	5.13%
G-RR	465968AT2	4.542935%	9,124,000.00	9,124,000.00	0.00	34,541.45	0.00	0.00	34,541.45	9,124,000.00	4.11%	4.00%
NR-RR*	465968AV7	4.542935%	32,439,952.00	32,439,952.00	0.00	106,898.15	0.00	0.00	106,898.15	32,439,952.00	0.00%	0.00%
R	465968AX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			811,002,952.00	790,741,145.74	554,090.58	2,331,894.31	0.00	0.00	2,885,984.89	790,187,055.16

Notional Certificates
X-A	465968AG0	1.183817%	634,610,000.00	614,348,193.74	0.00	606,063.31	0.00	0.00	606,063.31	613,794,103.16
X-B	465968AH8	0.626608%	76,031,000.00	76,031,000.00	0.00	39,701.39	0.00	0.00	39,701.39	76,031,000.00
Notional SubTotal			710,641,000.00	690,379,193.74	0.00	645,764.70	0.00	0.00	645,764.70	689,825,103.16

Deal Distribution Total					554,090.58	2,977,659.01	0.00	0.00	3,531,749.59

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	465968AA3	190.40211532	22.13971231	0.31238622	0.00000000	0.00000000	0.00000000	0.00000000	22.45209853	168.26240300
A-2	465968AB1	1,000.00000000	0.00000000	2.53124994	0.00000000	0.00000000	0.00000000	0.00000000	2.53124994	1,000.00000000
A-3	465968AC9	1,000.00000000	0.00000000	2.81541666	0.00000000	0.00000000	0.00000000	0.00000000	2.81541666	1,000.00000000
A-4	465968AD7	1,000.00000000	0.00000000	2.66216667	0.00000000	0.00000000	0.00000000	0.00000000	2.66216667	1,000.00000000
A-5	465968AE5	1,000.00000000	0.00000000	2.87833332	0.00000000	0.00000000	0.00000000	0.00000000	2.87833332	1,000.00000000
A-SB	465968AF2	1,000.00000000	0.00000000	2.70100016	0.00000000	0.00000000	0.00000000	0.00000000	2.70100016	1,000.00000000
A-S	465968AJ4	1,000.00000000	0.00000000	3.08100003	0.00000000	0.00000000	0.00000000	0.00000000	3.08100003	1,000.00000000
B	465968AK1	1,000.00000000	0.00000000	3.37500014	0.00000000	0.00000000	0.00000000	0.00000000	3.37500014	1,000.00000000
C	465968AL9	1,000.00000000	0.00000000	3.16077904	0.00000000	0.00000000	0.00000000	0.00000000	3.16077904	1,000.00000000
D	465968AM7	1,000.00000000	0.00000000	3.78577927	0.00000000	0.00000000	0.00000000	0.00000000	3.78577927	1,000.00000000
E-RR	465968AP0	1,000.00000000	0.00000000	3.78577928	0.00000000	0.00000000	0.00000000	0.00000000	3.78577928	1,000.00000000
F-RR	465968AR6	1,000.00000000	0.00000000	3.78577928	0.00000000	0.00000000	0.00000000	0.00000000	3.78577928	1,000.00000000
G-RR	465968AT2	1,000.00000000	0.00000000	3.78577926	0.00000000	0.00000000	0.00000000	0.00000000	3.78577926	1,000.00000000
NR-RR	465968AV7	1,000.00000000	0.00000000	3.29526227	0.49051676	7.26472715	0.00000000	0.00000000	3.29526227	1,000.00000000
R	465968AX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	465968AG0	968.07203438	0.00000000	0.95501696	0.00000000	0.00000000	0.00000000	0.00000000	0.95501696	967.19891455
X-B	465968AH8	1,000.00000000	0.00000000	0.52217372	0.00000000	0.00000000	0.00000000	0.00000000	0.52217372	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	7,818.09	0.00	7,818.09	0.00	0.00	0.00	7,818.09	0.00
A-2	10/01/21 - 10/30/21	30	0.00	109,456.31	0.00	109,456.31	0.00	0.00	0.00	109,456.31	0.00
A-3	10/01/21 - 10/30/21	30	0.00	365,018.77	0.00	365,018.77	0.00	0.00	0.00	365,018.77	0.00
A-4	10/01/21 - 10/30/21	30	0.00	336,918.49	0.00	336,918.49	0.00	0.00	0.00	336,918.49	0.00
A-5	10/01/21 - 10/30/21	30	0.00	607,328.33	0.00	607,328.33	0.00	0.00	0.00	607,328.33	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	87,039.73	0.00	87,039.73	0.00	0.00	0.00	87,039.73	0.00
X-A	10/01/21 - 10/30/21	30	0.00	606,063.31	0.00	606,063.31	0.00	0.00	0.00	606,063.31	0.00
X-B	10/01/21 - 10/30/21	30	0.00	39,701.39	0.00	39,701.39	0.00	0.00	0.00	39,701.39	0.00
A-S	10/01/21 - 10/30/21	30	0.00	206,143.55	0.00	206,143.55	0.00	0.00	0.00	206,143.55	0.00
B	10/01/21 - 10/30/21	30	0.00	123,170.63	0.00	123,170.63	0.00	0.00	0.00	123,170.63	0.00
C	10/01/21 - 10/30/21	30	0.00	124,964.56	0.00	124,964.56	0.00	0.00	0.00	124,964.56	0.00
D	10/01/21 - 10/30/21	30	0.00	65,244.12	0.00	65,244.12	0.00	0.00	0.00	65,244.12	0.00
E-RR	10/01/21 - 10/30/21	30	0.00	95,946.79	0.00	95,946.79	0.00	0.00	0.00	95,946.79	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	61,405.34	0.00	61,405.34	0.00	0.00	0.00	61,405.34	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	34,541.45	0.00	34,541.45	0.00	0.00	0.00	34,541.45	0.00
NR-RR	10/01/21 - 10/30/21	30	218,926.25	122,810.49	0.00	122,810.49	15,912.34	0.00	0.00	106,898.15	235,667.40
Totals			218,926.25	2,993,571.35	0.00	2,993,571.35	15,912.34	0.00	0.00	2,977,659.01	235,667.40

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,531,749.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,006,736.79	Master Servicing Fee	5,214.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,429.69
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.46
ARD Interest	0.00	Operating Advisor Fee	1,482.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	408.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,006,736.79	Total Fees	13,165.47

Principal		Expenses/Reimbursements
Scheduled Principal	554,090.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	7,025.27
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,887.07
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	554,090.58	Total Expenses/Reimbursements	15,912.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,977,659.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	554,090.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,531,749.59
Total Funds Collected	3,560,827.37	Total Funds Distributed	3,560,827.40

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	790,741,145.80	790,741,145.80	Beginning Certificate Balance	790,741,145.74
(-) Scheduled Principal Collections	554,090.58	554,090.58	(-) Principal Distributions	554,090.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	790,187,055.22	790,187,055.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	791,856,768.27	791,856,768.27	Ending Certificate Balance	790,187,055.16
Ending Actual Collateral Balance	791,366,119.01	791,366,119.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP	Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP
	9,999,999 or less	10	69,344,380.66	8.78%	68	4.7050	1.784203	1.49 or less	11	212,160,046.27	26.85%	57	4.8683	1.097922
10,000,000 to 19,999,999		13	197,618,672.93	25.01%	64	4.9927	1.522849	1.50 to 1.74	5	65,126,223.34	8.24%	67	5.1806	1.596960
20,000,000 to 24,999,999		2	41,859,079.03	5.30%	68	4.8604	1.211940	1.75 to 1.99	3	31,339,499.04	3.97%	67	4.6156	1.885249
25,000,000 to 49,999,999		5	171,663,174.52	21.72%	47	4.2914	1.827007	2.00 to 2.24	7	72,134,507.47	9.13%	68	4.6930	2.066521
	50,000,000 or greater	4	270,000,000.00	34.17%	58	3.8731	2.988356	2.25 or greater	8	369,725,031.02	46.79%	56	3.9092	2.842098
	Totals	38	790,187,055.22	100.00%	58	4.4154	2.086805	Totals	38	790,187,055.22	100.00%	58	4.4154	2.086805
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP	Pennsylvania	6	34,860,308.77	4.41%	64	4.9188	1.830784
Alabama	2	2,057,170.18	0.26%	31	3.5628	3.657400	South Carolina	4	9,965,316.59	1.26%	56	4.9203	1.670248
Arizona	4	26,623,608.05	3.37%	63	4.4113	2.216438	Tennessee	1	28,495,742.79	3.61%	8	4.3700	1.493300
Arkansas	1	172,811.35	0.02%	67	4.4860	1.262900	Texas	38	101,531,078.67	12.85%	63	4.7927	1.779248
California	14	110,705,596.17	14.01%	52	3.9355	2.454859	Utah	2	27,769,285.79	3.51%	68	4.6118	1.760231
Connecticut	3	66,076,508.36	8.36%	65	4.0460	2.754196	Virginia	5	18,685,242.91	2.36%	61	5.3557	1.832430
Delaware	4	12,737,051.65	1.61%	68	4.6901	2.550808	Washington	2	2,583,921.75	0.33%	67	4.4860	1.262900
Florida	7	41,494,199.39	5.25%	65	4.7316	1.751059	Wisconsin	4	4,629,409.87	0.59%	34	3.6503	3.430448
Georgia	3	9,900,862.40	1.25%	69	4.2440	3.289300	Wyoming	1	509,200.38	0.06%	67	4.4860	1.262900
Illinois	3	1,868,874.40	0.24%	67	4.4860	1.262900	Totals	168	790,187,055.22	100.00%	58	4.4154	2.086805
Indiana	10	47,403,051.26	6.00%	60	4.4358	2.193626
									Property Type³
Iowa	1	588,910.13	0.07%	31	3.5628	3.657400
Kentucky	5	25,226,437.71	3.19%	69	4.2526	3.217502		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	485,850.86	0.06%	31	3.5628	3.657400		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	5,679,563.67	0.72%	34	3.6456	3.442721	Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP
Michigan	9	19,622,045.20	2.48%	54	4.1551	2.484176	Industrial	42	132,696,345.38	16.79%	55	4.1793	3.169970
Minnesota	4	4,370,342.89	0.55%	39	3.7786	3.097676	Lodging	74	125,859,493.81	15.93%	63	4.8253	1.146120
Missouri	3	2,838,814.53	0.36%	31	3.5628	3.657400	Mixed Use	2	14,619,496.25	1.85%	67	4.7148	1.843876
Nevada	1	659,847.04	0.08%	31	3.5628	3.657400	Multi-Family	1	6,439,099.02	0.81%	68	4.7950	2.134300
New Jersey	2	18,896,735.61	2.39%	68	5.2527	(0.906926)	Office	28	311,650,885.21	39.44%	59	4.0886	2.371313
New York	2	81,900,000.00	10.36%	67	3.7325	2.284963	Retail	17	159,219,987.48	20.15%	57	4.7912	1.578129
North Carolina	6	14,504,403.63	1.84%	34	5.5279	1.324380	Totals	168	790,187,055.22	100.00%	58	4.4154	2.086805
Ohio	10	25,479,594.11	3.22%	63	4.9498	2.045325
Oklahoma	3	1,069,282.15	0.14%	54	4.1405	2.159069
Oregon	1	1,094,238.90	0.14%	67	4.4860	1.262900

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP	Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP
	3.99999% or less	4	215,000,000.00	27.21%	47	3.6330	2.800672	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	7	226,091,631.34	28.61%	60	4.2937	2.378025	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	17	203,049,974.16	25.70%	68	4.7642	1.630050	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	6	106,343,701.64	13.46%	61	5.4499	1.176437	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	790,187,055.22	100.00%	58	4.4154	2.086805	49 months or greater	34	750,485,307.14	94.98%	59	4.3955	2.126470
								Totals	38	790,187,055.22	100.00%	58	4.4154	2.086805
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP	Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP
	84 months or less	34	750,485,307.14	94.98%	59	4.3955	2.126470	Interest Only	9	406,900,000.00	51.49%	57	3.9367	2.667526
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	354 months or less	25	343,585,307.14	43.48%	61	4.9388	1.485709
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	790,187,055.22	100.00%	58	4.4154	2.086805	Totals	38	790,187,055.22	100.00%	58	4.4154	2.086805
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	39,701,748.08	5.02%	45	4.7908	NAP				None
Underwriter's Information		2	21,900,000.00	2.77%	67	4.4646	2.363973
	12 months or less	31	712,964,541.28	90.23%	59	4.3653	2.139098
	13 months to 24 months	1	15,620,765.86	1.98%	32	5.6800	1.217100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	790,187,055.22	100.00%	58	4.4154	2.086805
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	307771003	OF	New York	NY	Actual/360	3.669%	236,982.08	0.00	0.00	N/A	06/01/27	--	75,000,000.00	75,000,000.00	10/01/21
2	308231002	Various Various		Various	Actual/360	3.563%	214,759.48	0.00	0.00	N/A	06/05/24	--	70,000,000.00	70,000,000.00	11/05/21
3	308231003	IN	Various	Various	Actual/360	4.244%	237,546.11	0.00	0.00	N/A	08/01/27	--	65,000,000.00	65,000,000.00	11/01/21
4	308231004	LO	Various	Various	Actual/360	4.486%	173,832.50	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	11/01/21
4A	695100792	LO	Sunnyvale	CA	Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	11/01/21
5	308231005	OF	Stamford	CT	Actual/360	4.088%	211,203.00	0.00	0.00	N/A	07/01/27	--	60,000,000.00	60,000,000.00	11/01/21
6	308231006	OF	San Francisco	CA	Actual/360	3.555%	137,744.62	0.00	0.00	N/A	04/06/24	--	45,000,000.00	45,000,000.00	11/06/21
7	308211001	RT	Knoxville	TN	Actual/360	4.370%	107,486.15	67,787.64	0.00	N/A	07/01/22	--	28,563,530.43	28,495,742.79	11/01/21
8	695100807	RT	Various	TX	Actual/360	5.460%	132,594.50	34,163.66	0.00	N/A	07/06/27	--	28,201,595.39	28,167,431.73	11/06/21
9	308231009	OF	Cupertino	CA	Actual/360	3.861%	83,118.75	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	11/01/21
10	308231010	OF	Boca Raton	FL	Actual/360	4.970%	92,033.29	31,014.33	0.00	N/A	07/01/27	--	21,504,501.29	21,473,486.96	11/01/21
11	695100799	LO	Park City	UT	Actual/360	4.745%	83,420.62	30,754.15	0.00	N/A	07/06/27	--	20,416,346.22	20,385,592.07	11/06/21
12	695100810	RT	Valparaiso	IN	Actual/360	4.645%	78,489.70	24,577.74	0.00	N/A	07/06/27	--	19,623,105.61	19,598,527.87	11/06/21
13	307331026	LO	Newark	NJ	Actual/360	5.290%	82,250.30	36,868.46	0.00	N/A	07/06/27	--	18,056,045.48	18,019,177.02	04/06/20
14	307331013	OF	Allentown	PA	Actual/360	4.690%	64,961.18	23,105.10	0.00	N/A	05/06/27	--	16,085,029.68	16,061,924.58	11/06/21
15	308231015	OF	Fort Washington	PA	Actual/360	5.280%	73,455.55	19,350.05	0.00	N/A	03/06/27	--	16,155,912.25	16,136,562.20	11/06/21
16	695100798	RT	Prescott	AZ	Actual/360	4.565%	65,254.14	0.00	0.00	N/A	07/06/27	--	16,600,000.00	16,600,000.00	11/06/21
17	307331028	LO	Various	Various	Actual/360	5.680%	76,532.87	26,572.86	0.00	N/A	07/06/24	--	15,647,338.72	15,620,765.86	05/06/20
18	695100794	RT	Waxahachie	TX	Actual/360	4.870%	63,829.04	22,382.44	0.00	N/A	07/06/27	--	15,220,542.73	15,198,160.29	11/06/21
19	695100784	MU	Pasadena	TX	Actual/360	4.895%	62,894.26	21,973.40	0.00	N/A	06/06/22	--	14,921,042.01	14,899,068.61	11/06/21
20	307331015	OF	Dublin	OH	Actual/360	5.150%	65,381.96	18,160.05	0.00	N/A	03/06/27	--	14,743,191.07	14,725,031.02	11/06/21
21	695100787	RT	Lakeway	TX	Actual/360	4.930%	59,412.27	20,470.48	0.00	N/A	06/06/27	--	13,994,908.58	13,974,438.10	11/06/21
22	695100796	MF	Houston	TX	Actual/360	4.750%	57,677.36	19,787.27	0.00	N/A	07/06/27	--	14,101,086.67	14,081,299.40	11/06/21
23	307331029	IN	Alexandria	VA	Actual/360	5.900%	69,558.80	16,445.99	0.00	N/A	06/06/27	--	13,691,179.80	13,674,733.81	11/06/21
24	695100788	RT	The Woodlands	TX	Actual/360	4.710%	49,049.31	18,451.76	0.00	N/A	06/06/27	--	12,093,521.43	12,075,069.67	11/06/21
25	695100785	OF	Palm Beach Gardens	FL	Actual/360	4.725%	44,540.43	12,675.14	0.00	N/A	06/06/27	--	10,946,957.65	10,934,282.51	11/06/21
26	695100802	RT	Greenville	MI	Actual/360	4.530%	37,625.39	13,221.55	0.00	N/A	07/06/27	--	9,645,475.07	9,632,253.52	11/06/21
27	695100806	RT	Fort Wayne	IN	Actual/360	4.670%	33,195.15	11,769.60	0.00	N/A	07/06/27	--	8,254,649.30	8,242,879.70	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	308231028	MU	Newark	DE	Actual/360	4.980%	33,145.38	9,702.62	0.00	N/A	06/01/27	--	7,729,198.87	7,719,496.25	11/01/21
29	695100789	RT	Hartville	OH	Actual/360	4.950%	30,880.26	9,152.49	0.00	N/A	06/06/27	--	7,244,636.31	7,235,483.82	11/06/21
30	695100797	LO	Aiken	SC	Actual/360	4.800%	27,699.32	14,702.46	0.00	N/A	07/06/27	--	6,701,448.05	6,686,745.59	11/06/21
31	695100795	MU	New York	NY	Actual/360	4.418%	26,250.28	0.00	0.00	N/A	07/06/27	--	6,900,000.00	6,900,000.00	11/06/21
32	695100808	MF	Lafayette	IN	Actual/360	4.795%	26,624.24	8,966.91	0.00	N/A	07/06/27	--	6,448,065.93	6,439,099.02	11/06/21
33	695100805	MF	Lafayette	IN	Actual/360	4.730%	24,796.33	8,577.05	0.00	N/A	07/06/27	--	6,087,894.78	6,079,317.73	11/06/21
34	695100790	OF	Phoenix	AZ	Actual/360	4.470%	21,955.07	7,960.51	0.00	N/A	06/06/27	--	5,703,849.06	5,695,888.55	11/06/21
35	695100793	IN	Coral Springs	FL	Actual/360	4.550%	22,148.92	7,717.19	0.00	N/A	07/06/27	--	5,653,038.13	5,645,320.94	11/06/21
36	307331024	LO	San Antonio	TX	Actual/360	4.910%	21,809.80	11,138.31	0.00	N/A	07/06/27	--	5,158,351.58	5,147,213.27	11/06/21
37	695100803	MF	Indianapolis	IN	Actual/360	4.660%	18,654.21	6,641.37	0.00	N/A	07/06/27	--	4,648,703.71	4,642,062.34	11/06/21
Totals							3,006,736.79	554,090.58	0.00				790,741,145.80	790,187,055.22
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	108,976,856.50	75,259,160.16	01/01/21	09/30/21	--	0.00	0.00	236,739.89	236,739.89	0.00	0.00
2	52,874,483.00	12,832,319.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	13,801,132.15	7,538,284.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	444,549.27	0.00
4	24,051,546.00	19,374,373.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	19,969,394.11	10,239,434.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,323,692.00	7,574,603.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	19,941,385.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,447,961.42	1,665,386.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,232,255.39	2,162,003.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,961,174.65	1,001,317.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,415,991.15	1,918,594.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	36,147.46	0.00
12	2,713,332.90	1,775,189.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(1,447,488.00)	0.00	--	--	11/12/21	1,543,685.48	68,703.05	111,806.62	2,193,535.89	589,766.41	0.00
14	6,966,683.46	3,349,281.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,696,096.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,440,724.10	809,677.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,403,927.00	1,928,841.00	01/01/20	06/30/20	08/11/21	0.00	0.00	102,910.36	1,845,952.72	0.00	0.00
18	1,489,783.02	725,853.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	6,995,699.59	5,550,442.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,113,208.16	1,017,761.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	3,864,409.66	1,970,450.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,145,885.07	466,618.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,683,981.85	1,026,836.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,526,282.91	660,404.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	887,722.00	375,309.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,082,326.23	553,349.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	812,313.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	557,441.70	893,866.63	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	911,139.28	729,585.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	869,202.00	408,624.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	728,553.44	352,847.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	(157,495.62)	442,102.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	311,279,600.48	162,602,520.23				1,543,685.48	68,703.05	451,456.87	4,276,228.50	1,070,463.14	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	2	33,639,942.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.415376%	4.361172%	58
10/18/21	0	0.00	0	0.00	2	33,703,384.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.415724%	4.385233%	59
09/17/21	0	0.00	0	0.00	2	33,771,637.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416104%	4.385598%	60
08/17/21	0	0.00	0	0.00	2	33,834,462.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416447%	4.385926%	61
07/16/21	0	0.00	0	0.00	2	33,896,994.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416788%	4.386253%	62
06/17/21	0	0.00	0	0.00	2	33,964,372.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417163%	4.386612%	63
05/17/21	0	0.00	0	0.00	2	34,026,296.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417495%	4.386930%	64
04/16/21	0	0.00	0	0.00	2	34,093,088.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417860%	4.387279%	65
03/17/21	0	0.00	0	0.00	2	34,154,411.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418188%	4.387593%	66
02/18/21	0	0.00	0	0.00	2	34,230,981.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418617%	4.388005%	67
01/15/21	0	0.00	0	0.00	2	34,291,659.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418941%	4.388315%	68
12/17/20	0	0.00	0	0.00	2	34,352,053.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419263%	4.388623%	69
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	307771003	10/01/21	0	B	236,739.89	236,739.89	0.00	75,000,000.00	11/12/21	0
13	307331026	04/06/20	18	6	111,806.62	2,193,535.89	988,688.90	18,717,700.80	06/19/20	2
17	307331028	05/06/20	17	6	102,910.36	1,845,952.72	1,856.25	16,101,305.83	05/29/20	13
Totals					451,456.87	4,276,228.50	990,545.15	109,819,006.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		43,394,811	43,394,811	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		130,620,766	115,000,000	15,620,766		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		616,171,478	598,152,301	18,019,177		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	790,187,055	756,547,112	0	0	33,639,943	0
Oct-21	790,741,146	757,037,762	0	0	33,703,384	0
Sep-21	791,345,682	757,574,045	0	0	33,771,637	0
Aug-21	791,894,892	758,060,429	0	0	33,834,463	0
Jul-21	792,441,789	758,544,794	0	0	33,896,995	0
Jun-21	793,039,393	759,075,021	0	0	33,964,372	0
May-21	793,569,061	759,542,764	0	0	34,026,297	0
Apr-21	794,148,219	760,055,130	0	0	34,093,089	0
Mar-21	794,673,212	760,518,800	0	0	34,154,412	0
Feb-21	795,351,651	761,120,670	0	0	34,230,981	0
Jan-21	795,871,569	761,579,910	0	0	34,291,659	0
Dec-20	796,389,296	762,037,242	0	0	34,352,054	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	307771003	75,000,000.00	75,000,000.00	2,210,000,000.00	04/01/17	70,784,970.16	2.34890	09/30/21	06/01/27	I/O
13	307331026	18,019,177.02	18,717,700.80	21,700,000.00	08/05/21	(1,447,488.00)	(1.01260)	12/31/20	07/06/27	247
17	307331028	15,620,765.86	16,101,305.83	47,700,000.00	06/22/21	1,665,595.00	1.21710	06/30/20	07/06/24	247
Totals		108,639,942.88	109,819,006.63	2,279,400,000.00		71,003,077.16

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	307771003	OF	NY	11/12/21	0
Loan just transferred this month. Was told by Situs that they will start sending files in December

13	307331026	LO	NJ	06/19/20	2

COVID - Loan transferred to special servicing 6/19/2020 for imminent monetary default. The subject is a 200-room lodging property located in Newark, NJ. The property was built in 2004 and renovated in 2013 and 2019. The property has been closed for operations since April 2020. The property was most recently inspected on 6/25/2021 and found to be in good condition at that time. A 3/22/2021 Phase 1 ESA found no RECs, HRECs, or CRECs. TTM February 2021 (most recent data for the subject property, as the hotel remains closed) shows 34.0% occupancy, $102.12 ADR, and $34.72 RevPAR (compared to $99.81 TTM 2020 and $105.24 TTM 2019). RevPAR Index of 108.2 compares to 114.9 in 2020 and 120.5 in 2019. As of 8/6/2021, the Court has appointed Aimbridge Receivership Service LLC as Receiver. The Receiver continues to work towards reopening the property and is in process of paying various aged payables and completing various tasks at the property level since the asset has been closed for well over a year. The receiver is also currently starting the process to rehire staff at the property. The special servicer continues to pursue foreclosure.

17	307331028	LO	Various	05/29/20	13

Loan was transferred for Imminent Default at borrowers request as a result of the Covid-19 pandemic. The Borrower and third party consultant have provided a signed Pre-Negotiation letter and the requested due diligence. Special servicer and

Borrower are c urrently assessing potential options to address collateral and loan performance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	695100799	20,915,420.90	4.74500%	20,915,420.90 4.74500%		10	06/26/20	04/06/20	08/11/20
36	307331024	5,346,878.58	4.91000%	5,346,878.58 4.91000%		10	05/04/20	05/06/20	06/11/20
Totals		26,262,299.48		26,262,299.48
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	3,887.07	0.00	0.00	7,025.27	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,887.07	0.00	0.00	7,025.27	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,912.34

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27